Common Stock (Details)		1 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 11, 2013 shares	Feb. 28, 2014 shares	Jun. 30, 2013 shares	Dec. 31, 2013 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares shares	Dec. 31, 2014 item $ / shares shares	May. 18, 2015 $ / shares shares	May. 13, 2015 $ / shares shares	Oct. 27, 2014 shares	Oct. 26, 2014 shares
Common stock
Common stock, shares authorized				10,000,000	50,000,000	15,000,000	50,000,000	50,000,000
Common stock par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock Voting Rights Number | item						1
Issuance of common stock to parent for services | $				$ 359,455
Common Stock
Common stock
Common stock, shares authorized									15,000,000	10,000,000
Issuance of common stock to parent for services (in shares)				2,666,666
Issuance of common stock to parent for services | $				$ 267
Conversion of notes payable (in shares)		207,664			374,997	207,664
Napo
Common stock
Issuance of common stock to parent for services (in shares)	2,666,666
Napo | Common Stock
Common stock
Issuance of common stock to parent for services (in shares)			2,666,666